Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	voxeljet AG
Entity Incorporation, State or Country Code	2M
Entity Common Stock, Shares Outstanding	4,836,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Central Index Key	0001582581
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false